Unvested RSU Transactions (Detail) - Restricted Stock Units (RSUs) [Member] shares in Thousands	12 Months Ended
Dec. 31, 2014 $ / shares shares
Number of Shares
Unvested at December 31, 2013 | shares	1,131
Granted | shares	447
Vested | shares	(282)
Forfeited | shares	(119)
Unvested at December 31, 2014 | shares	1,177
Weighted Average Grant Date Fair Value
Unvested at December 31, 2013	$ 38.81
Granted	45.20
Vested	36.60
Forfeited	40.90
Unvested at December 31, 2014	$ 41.55